AFBA 5STAR FUNDS

(THE “TRUST”)

AFBA 5Star Small Cap Fund

Advisory Series

Advisor Class (formerly, Class A) Shares, Class B Shares, and Class C Shares

Supplement dated April 14, 2009 to the Prospectus and

Statement of Additional Information (“SAI”) dated July 31, 2008

This supplement provides new and additional information beyond that contained in the

Prospectus and SAI and should be read in conjunction with the Prospectus and SAI

Transfer of AFBA 5Star Small Cap Fund Assets Managed by Bjurman, Barry &

Associates to the Management of The London Company

Bjurman, Barry & Associates (“Bjurman”), a current sub-adviser to the AFBA 5Star Small Cap Fund (“Small Cap Fund”), will cease operations at the close of business on April 24, 2009.

AFBA 5Star Investment Management Company, adviser to the Trust, has determined that the transfer of all assets managed by Bjurman to the management of The London Company, a current sub-adviser to the Small Cap Fund, would be in the best interests of the Small Cap Fund. Accordingly, the assets were transferred to The London Company effective April 2, 2009.

The Prospectus and SAI are hereby amended to delete all references to Bjurman and its investment management team.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

AFBA 5STAR FUNDS

(THE “TRUST”)

AFBA 5Star Small Cap Fund

Institutional Series

Class I Shares

Supplement dated April 14, 2009 to the Prospectus and

Statement of Additional Information (“SAI”) dated July 31, 2008

This supplement provides new and additional information beyond that contained in the

Prospectus and SAI and should be read in conjunction with the Prospectus and SAI

Transfer of AFBA 5Star Small Cap Fund Assets Managed by Bjurman, Barry &

Associates to the Management of The London Company

Bjurman, Barry & Associates (“Bjurman”), a current sub-adviser to the AFBA 5Star Small Cap Fund (“Small Cap Fund”), will cease operations at the close of business on April 24, 2009.

AFBA 5Star Investment Management Company, adviser to the Trust, has determined that the transfer of all assets managed by Bjurman to the management of The London Company, a current sub-adviser to the Small Cap Fund, would be in the best interests of the Small Cap Fund. Accordingly, the assets were transferred to The London Company effective April 2, 2009.

The Prospectus and SAI are hereby amended to delete all references to Bjurman and its investment management team.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.